Material accounting policies - Property and equipment (Details)	12 Months Ended
Dec. 31, 2023
IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Annual average rate	20.00%
Furniture, fittings and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Annual average rate	10.00%
Leasehold improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Annual average rate	4.00%
Leasehold improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Annual average rate	10.00%
Library
Disclosure of detailed information about property, plant and equipment [line items]
Annual average rate	10.00%